Prepayments and Advances (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Prepayments and Advances [Abstract]
Prepayment for online concert	$ 1,000,000
Prepayment for program license fees	20,000
Prepayment for vehicle purchase	150,000
Prepayment for audit fees		25,000
Prepayments and advances	$ 1,170,000	$ 25,000